Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of operating expenses by nature

	2021	2020	2019

Selling expenses	227,483	134,915	155,115
Advertising and publicity	227,483	134,915	155,115

Administrative expenses	4,692,698	3,013,598	1,891,481
Personnel expenses	3,427,220	2,138,470	1,261,887
Compensation	1,416,247	846,742	408,394
Employee profit-sharing and bonus	1,362,046	807,640	645,992
Executives profit-sharing	143,763	194,419	67,547
Benefits	130,187	75,302	47,457
Social charges	358,878	208,151	88,960
Other	16,099	6,216	3,537

Other taxes expenses	53,603	44,029	39,691
Depreciation of property and equipment and right-of-use assets	68,618	67,422	53,530
Amortization of intangible assets	163,112	75,839	37,630
Other administrative expenses	980,145	687,838	498,743
Data processing	450,796	322,659	178,860
Technical services	167,984	101,389	85,782
Third parties' services	249,514	168,019	145,730
Rent expenses	16,498	17,955	10,575
Communication	30,041	29,311	17,495
Travel	13,282	9,923	21,676
Legal and judicial	9,292	6,976	3,406
Other	42,738	31,606	35,219
Total	4,920,181	3,148,513	2,046,596